UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	November 15, 2002

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  598380

                                 Form 13F INFORMATION TABLE
                                        VALUE    QUANTITY   SH/ PUT/ INV   OTH VTG
NAME OF ISSUER       CLASS   CUSIP     (X$1000)  OF SHARES  PRN CALL DSCRN MGR AUT
---------------      -----   -----     --------  ---------  --- ---- ----- --- ---
Abbott Laboratories  COM    002824100  22,248    550,700    SH  N/A  SOLE  N/A SOLE
Agilent              COM    00846U101   7,855    601,469    SH       SOLE      SOLE
American Express     COM    025816109  17,281    554,220    SH       SOLE      SOLE
Automatic Data Pro'g COM    053015103  15,473    445,000    SH       SOLE      SOLE
Baxter International COM    071813109   4,518    147,900    SH       SOLE      SOLE
Berkshire Hathaway B COM    084670207  35,168     14,267    SH       SOLE      SOLE
Berkshire Hathaway   COM    084670108     369          5    SH       SOLE      SOLE
Block H&R            COM    093671105  12,809    304,900    SH       SOLE      SOLE
Coca-Cola            COM    191216100  32,011    667,450    SH       SOLE      SOLE
Costco Cos. Inc Com  COM    22160Q102  22,112    683,100    SH       SOLE      SOLE
Dell Computers       COM    247025109  23,343    992,900    SH       SOLE      SOLE
Gannett Co.          COM    364730101  29,767    412,400    SH       SOLE      SOLE
Gillette             COM    375766102  31,705  1,071,100    SH       SOLE      SOLE
Goldman Sachs        COM    38141G104  22,206    336,300    SH       SOLE      SOLE
Hershey Foods        COM    427866108  35,896    578,500    SH       SOLE      SOLE
Jefferson-pilot      COM    475070108  11,858    295,700    SH       SOLE      SOLE
Johnson & Johnson    COM    478160104  27,361    505,940    SH       SOLE      SOLE
McDonald's Corp.     COM    580135101  20,136  1,140,200    SH       SOLE      SOLE
Merck & Co.          COM    589331107  23,530    514,760    SH       SOLE      SOLE
Moody's Corporation  COM    615369105   6,965    143,600    SH       SOLE      SOLE
Morgan Stanley       COM    617446448  15,653    462,000    SH       SOLE      SOLE
N.Y. Times Co.       COM    650111107  15,689    345,200    SH       SOLE      SOLE
NIKE, Inc. 'B'       COM    654106103  27,920    646,600    SH       SOLE      SOLE
Omnicom Group        COM    681919106  13,708    246,200    SH       SOLE      SOLE
Oracle               COM    68389X105  11,134  1,416,500    SH       SOLE      SOLE
PepsiCo, Inc.        COM    713448108  23,689    641,100    SH       SOLE      SOLE
Pfizer, Inc.         COM    717081103  14,603    503,200    SH       SOLE      SOLE
Sysco Corp.          COM    871829107  14,686    517,300    SH       SOLE      SOLE
Wal-Mart Stores      COM    931142103  25,255    512,900    SH       SOLE      SOLE
Wrigley (Wm.) Jr.    COM    982526105  33,432    675,540    SH       SOLE      SOLE